Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 7,226	$ 16,900	$ 5,490
Additions to tangible assets	6,263	2,501	13,704
Disposal of tangible assets	(1,164)	(9,453)	(186)
Reclassification	(6)
Depreciation expense	(2,091)	(3,140)	(1,986)
Translation adjustments	(188)	418	(122)
Ending balance	10,041	7,226	16,900
Gross value at end of period	26,160	22,103	27,721
Accumulated depreciation and impairment at end of period	(16,119)	14,877	10,821
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,159	12,436	2,072
Additions to tangible assets	879	718	11,164
Disposal of tangible assets		(9,243)
Reclassification	39	14
Depreciation expense	(758)	(972)	(741)
Translation adjustments	(90)	206	(59)
Ending balance	3,229	3,159	12,436
Gross value at end of period	7,604	6,936	15,085
Accumulated depreciation and impairment at end of period	(4,375)	3,777	2,649
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,505	2,858	2,897
Additions to tangible assets	1,622	701	1,076
Disposal of tangible assets	(49)	(103)	(3)
Reclassification	216	47	3
Depreciation expense	(854)	(1,126)	(1,077)
Translation adjustments	(46)	127	(38)
Ending balance	3,393	2,505	2,858
Gross value at end of period	13,297	12,114	10,634
Accumulated depreciation and impairment at end of period	(9,903)	9,609	7,775
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	753	707	340
Additions to tangible assets	1,820	203	562
Disposal of tangible assets	(690)	2	(1)
Reclassification	793	18	(3)
Depreciation expense	(478)	(245)	(167)
Translation adjustments	(27)	68	(23)
Ending balance	2,172	753	707
Gross value at end of period	3,215	1,447	1,104
Accumulated depreciation and impairment at end of period	(1,043)	693	397
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	809	898	182
Additions to tangible assets	1,942	878	902
Disposal of tangible assets	(426)	(109)	(183)
Reclassification	(1,053)	(79)
Depreciation expense		(798)
Translation adjustments	(25)	18	(4)
Ending balance	1,247	809	898
Gross value at end of period	2,045	1,606	$ 898
Accumulated depreciation and impairment at end of period	$ (798)	$ 798